Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) January 31, 2020

Principal Amount		Value
Municipal Notes 160.7%
American Samoa 0.7%
$500,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$539,175
California 4.7%
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	125,000	(a)(b)
345,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	370,482	(a)
3,115,000	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/2024	2,947,164
		3,442,646
Guam 1.4%
1,000,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/2025 Pre-Refunded 7/1/2020	1,018,050

Illinois 1.5%
1,000,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/2023	1,093,450

Kansas 0.7%
500,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	504,265

Louisiana 0.7%
500,000	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	538,580

New York 138.4%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380,000	Ser. 2014-A, 5.00%, due 12/1/2027	445,523
375,000	Ser. 2014-A, 5.00%, due 12/1/2028	438,135
270,000	Ser. 2014-A, 5.00%, due 12/1/2029	314,453
500,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. (Tapestry Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 8/1/2047	553,215
1,325,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	1,509,519
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500,000	Ser. 2015, 5.00%, due 11/15/2027	576,760
500,000	Ser. 2015, 5.00%, due 11/15/2028	575,000
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270,000	Ser. 2014-A, 5.00%, due 6/1/2026	317,334
225,000	Ser. 2014-A, 5.00%, due 6/1/2029	261,387
	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.)
250,000	Ser. 2014, 5.00%, due 7/1/2022	273,423
500,000	Ser. 2014, 5.00%, due 7/1/2029	572,030
250,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	262,965
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
155,000	Ser. 2015, 5.00%, due 6/1/2026	185,454
125,000	Ser. 2015, 5.00%, due 6/1/2027	149,231
195,000	Ser. 2015, 5.00%, due 6/1/2028	232,183
220,000	Ser. 2015, 5.00%, due 6/1/2029	261,551
325,000	Ser. 2015, 5.00%, due 6/1/2030	385,382
565,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/2024	618,760
600,000	Build NYC Res. Corp. Rev. (Consortium for Worker Ed., Inc. Proj.), Ser. 2020, 5.00%, due 12/1/2049	654,432	(a)
750,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	830,197	(a)

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$575,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	$617,372	(a)
400,000	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int'l Cultures), Ser. 2013-A, 3.88%, due 4/15/2023	410,304
200,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	217,118	(a)
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200,000	Ser. 2016-A-1, 5.00%, due 7/1/2041	232,244
275,000	Ser. 2016-A-1, 5.00%, due 7/1/2046	317,631
1,000,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/2021	1,058,980
1,270,000	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/2021	1,349,794
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
405,000	Ser. 2018, 5.00%, due 7/1/2031	498,928
425,000	Ser. 2018, 5.00%, due 7/1/2032	521,059
450,000	Ser. 2018, 5.00%, due 7/1/2033	550,319
580,000	Islip, G.O., Ser. 2012, 3.00%, due 8/1/2025	599,807
300,000	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/2029	342,108
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500,000	Ser. 2013-A, 5.00%, due 10/1/2024	565,550
500,000	Ser. 2013-A, 5.00%, due 10/1/2025	565,160
250,000	Ser. 2013-A, 4.00%, due 10/1/2026	270,860
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120,000	Ser. 2012-A, 5.00%, due 6/1/2023	1,219,859
210,000	Ser. 2012-A, 5.00%, due 6/1/2025	228,530
500,000	Monroe Co. Ind. Dev. Corp. Rev. Ref. (St. Ann's Comm. Proj.), Ser. 2019, 5.00%, due 1/1/2050	554,200
1,265,000	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 5.00%, due 9/1/2027	1,475,319
2,000,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/2028 Pre-Refunded 4/1/2023	2,266,800
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
500,000	Ser. 2014, 5.00%, due 7/1/2023	564,605
1,000,000	Ser. 2014, 5.00%, due 7/1/2027	1,149,440
4,175,000	Nassau Co. Tobacco Settlement Corp. Asset Backed, Ser. 2006-A-3, 5.13%, due 6/1/2046	4,199,215
	New York City G.O.
2,000,000	(LOC: U.S. Bank N.A.), Subser. 2008-L4, 1.18%, due 4/1/2038	2,000,000	(c)
950,000	Ser. 2009-B, 5.00%, due 8/1/2022	953,030
1,000,000	Ser. 2009-E, 5.00%, due 8/1/2021	1,003,280
800,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., (LOC: U.S. Bank N.A.), Subser. 2012-B1, 1.18%, due 6/15/2045	800,000	(c)
1,300,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds), (LOC: JP Morgan Chase Bank N.A.), Ser. 2013-AA-1, 1.18%, due 6/15/2050	1,300,000	(c)
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
500,000	(LOC: JP Morgan Chase Bank N.A.), Subser. 2016-E4, 1.18%, due 2/1/2045	500,000	(c)
280,000	(LOC: JP Morgan Chase Bank N.A.), Subser. 2018-A-4, 1.18%, due 8/1/2045	280,000	(c)
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/2040	566,060	(a)
2,000,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/2035	2,817,960
750,000	New York Liberty Dev. Corp. Rev. Ref. (Bank of American Tower at One Bryant Park Proj.), Ser. 2019, Class 3, 2.80%, due 9/15/2069	779,220
1,815,000	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%, due 7/1/2027	1,947,168

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$780,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.63%, due 7/1/2025	$867,188
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due 7/1/2046	868,477
500,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/2024	501,530
2,000,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 4.38%, due 5/1/2026 Pre-Refunded 5/1/2021	2,086,880
1,375,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012, 4.00%, due 7/1/2028 Pre-Refunded 7/1/2022	1,481,109
600,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph's College), Ser. 2010, 5.25%, due 7/1/2025	601,356
2,540,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Univ. Dorm. Fac.), Ser. 2018-A, 5.00%, due 7/1/2048	3,134,690
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group)
460,000	Ser. 2014-A, 4.00%, due 1/1/2026	499,813
470,000	Ser. 2014-A, 4.00%, due 1/1/2027	508,399
200,000	Ser. 2014-A, 4.00%, due 1/1/2028	214,970
275,000	Ser. 2014-A, 4.13%, due 1/1/2029	295,738
1,350,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	1,544,184
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics & Technology), Ser. 2016, 5.00%, due 12/1/2026	820,057	(a)
1,500,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	1,843,065
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
400,000	Ser. 2017, 5.00%, due 12/1/2035	476,440	(a)
200,000	Ser. 2017, 5.00%, due 12/1/2036	237,676	(a)
400,000	Ser. 2017, 5.00%, due 12/1/2037	474,112	(a)
2,000,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/2026	2,235,980
500,000	New York St. Env. Facs. Corp. Solid Waste Disp. Rev. (Casella Waste Sys. Inc. Proj.), Ser. 2014, 2.88%, due 12/1/2044	510,975	(a)(c)
960,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	990,221
1,045,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	1,105,255
500,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., (LOC: Barclays Bank PLC), Ser. 2006-135, 1.27%, due 4/1/2037	500,000	(c)
	New York St. Muni. Bond Bank Agcy.
845,000	Subser. 2009-B1, 5.00%, due 12/15/2023	846,631
890,000	Subser. 2009-B1, 5.00%, due 12/15/2024	891,718
1,500,000	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	1,569,795
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,446,720
1,545,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	1,668,554
785,000	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/2022	851,435
	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.)
640,000	Ser. 2012-A, 5.00%, due 5/1/2025 Pre-Refunded 5/1/2022	697,946
300,000	Ser. 2012-A, 5.00%, due 5/1/2026 Pre-Refunded 5/1/2022	327,162
1,000,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Proj.), Ser. 2018-A, 4.75%, due 11/1/2042	1,059,940	(a)
1,100,000	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%, due 6/15/2026	1,223,849

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	Niagara Frontier Trans. Au. Rev. Ref. (Buffalo Niagara Int'l Arpt.)
$375,000	Ser. 2019-A, 5.00%, due 4/1/2037	$462,844
350,000	Ser. 2019-A, 5.00%, due 4/1/2038	429,986
350,000	Ser. 2019-A, 5.00%, due 4/1/2039	428,869
	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.)
1,250,000	Ser. 2019-A, (AGM Insured), 3.00%, due 12/1/2044	1,272,387
2,000,000	Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	2,274,460
1,010,000	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/2029	1,171,842
250,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-A, (LOC: Wells Fargo & Co.), Ser. 2010-A, 0.90%, due 12/1/2029	250,000	(c)
1,500,000	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/2021	1,550,520
500,000	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred -Third), Ser. 2017, 5.00%, due 4/15/2057	598,040
1,410,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/2028	1,561,899
1,980,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/2025	2,221,283
135,000	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/2024	139,551
	TSASC Inc. Rev. Ref.
580,000	Ser. 2017-A, 5.00%, due 6/1/2028	707,269
3,000,000	Ser. 2017-A, 5.00%, due 6/1/2041	3,417,210
3,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	3,470,190
1,000,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	1,080,830	(a)
	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
825,000	Ser. 2016, 5.00%, due 11/1/2030	961,570
1,000,000	Ser. 2016, 3.75%, due 11/1/2037	1,053,950
1,350,000	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/2028	1,475,131
665,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	750,479
		100,799,029
Ohio 0.7%
500,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/2047	502,145

Pennsylvania 2.9%
	Pennsylvania St. Turnpike Commission Rev.
285,000	Ser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	296,942
305,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	317,779
1,410,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	1,469,671
		2,084,392
Puerto Rico 7.7%
5,017,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	5,641,115

Texas 0.8%
400,000	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	200,000	(a)(b)
325,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	352,433
		552,433
Wisconsin 0.5%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	330,945	(a)

	Total Municipal Notes (Cost $108,993,207)	117,046,225

UNITS
Liquidating Trust - Real Estate 2.1%
600	CMS Liquidating Trust (Cost $3,105,388)	1,500,000	*(d)(e)
	Total Investments 162.8% (Cost $112,098,595)	$118,546,225
	Other Assets Less Liabilities 0.7%	547,275
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $31,373) (63.5)%	(46,268,627)
	Net Assets Applicable to Common Stockholders 100.0%	$72,824,873

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

*	Non-income producing security.
(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $8,571,636, which represents 11.8% of net assets applicable to common stockholders of the Fund.
(b)	Defaulted security.
(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2020.
(d)	Value determined using significant unobservable inputs.
(e)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At January 31, 2020, this security amounted to $1,500,000, which represents 2.1% of net assets applicable to common stockholders of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders as of Acquisition Date	Value as of 1/31/2020	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2020
CMS Liquidating Trust	11/21/2012	$3,105,388	4.3%	$1,500,000	2.1%

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$117,046,225	$—	$117,046,225
Liquidating Trust - Real Estate	—	—	1,500,000	1,500,000
Total Investments	$—	$117,046,225	$1,500,000	$118,546,225

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investments in Securities:
Units
Liquidating Trust—Real Estate	$1,488	$—	$—	$12	$—	$—	$—	$—	$1,500	$12
Total	$1,488	$—	$—	$12	$—	$—	$—	$—	$1,500	$12

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2020.

Asset class	Fair value at 1/31/2020	Valuation approach	Unobservable input	Range per unit	Input value per unit
Units	$1,500,000	Income Approach	Appraised value	$2,295 - $2,754	$2,500

^   A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2020

Notes to Schedule of Investments New York Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman New York Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes and liquidating trust - real estate include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.